QUARTERLY REPORT | MARCH 31, 2026

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Schedule of InvestmentsMarch 31, 2026 (unaudited)

		Shares	Value
29.95%	COMMON STOCKS

3.14%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	13,076	$3,760,135
	Alphabet, Inc. Class C	12,223	3,506,290
	Charter Communications, Inc.(A)	820	177,022
	Comcast Corp. Class A	22,976	659,641
	Electronic Arts, Inc.	1,599	325,988
	Meta Platforms, Inc.	6,384	3,652,478
	Netflix, Inc.(A)	26,720	2,569,128
	Take-Two Interactive(A)	1,129	222,978
	T-Mobile US, Inc.	7,180	1,508,015
	Versant Media Group, Inc.(B)	—	9
	Warner Bros. Discovery, Inc.(A)	15,997	439,278
			16,820,962

2.71%	CONSUMER DISCRETIONARY
	Airbnb, Inc.(A)	2,655	335,273
	Amazon.com, Inc.(A)	23,981	4,994,523
	Booking Holdings, Inc.	200	842,064
	DoorDash, Inc.(A)	2,568	385,585
	Genuine Parts Co.	4,487	474,500
	Marriott International Class A	1,669	545,880
	McDonald’s Corp.	343	106,601
	MercadoLibre, Inc.(A)	307	530,809
	O’Reilly Automotive, Inc.(A)	5,356	494,412
	Pinduoduo, Inc.(A)	4,272	436,513
	Ross Stores, Inc.	2,072	448,857
	Starbucks Corp.	7,135	639,225
	Tesla, Inc.(A)	11,399	4,237,578
			14,471,820

QUARTERLY REPORT | MARCH 31, 2026

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
2.30%	CONSUMER STAPLES
	The Clorox Co.	5,195	$538,358
	Coca-Cola European Partners plc	2,966	268,927
	Costco Wholesale Corp.	2,850	2,839,826
	Hormel Foods Corp.	23,545	533,294
	The JM Smucker Co.	4,300	414,692
	Kenvue, Inc.	31,130	536,681
	Keurig Dr Pepper, Inc.	9,013	237,312
	Kimberly-Clark Corp.	5,574	537,724
	The Kraft Heinz Co.	7,506	168,810
	Mondelez International Inc. Class A	8,428	485,790
	Monster Beverage Corp.(A)	6,421	465,266
	PepsiCo, Inc.	8,816	1,369,037
	Walmart, Inc.	31,501	3,914,944
			12,310,661

3.27%	ENERGY
	Baker Hughes Co.	6,663	406,776
	Canadian Natural Resources Ltd.	33,531	1,633,966
	Cheniere Energy, Inc.	5,728	1,625,377
	Chevron Corp.	9,844	2,036,724
	Diamondback Energy, Inc.	1,902	376,197
	EQT Corp.	25,445	1,619,320
	Exxon Mobil Corp.	9,611	1,630,602
	Marathon Petroleum Corp.	6,637	1,620,623
	Occidental Petroleum Corp.	25,342	1,647,230
	Schlumberger NV	31,169	1,601,775
	Suncor Energy, Inc.	24,877	1,644,618
	Williams Cos., Inc.	22,285	1,621,902
			17,465,110

0.29%	FINANCIALS
	Cincinnati Financial Corp.	1,400	220,290
	Franklin Resources, Inc.	22,662	535,276
	PayPal Holdings, Inc.	5,674	256,635
	T Rowe Price Group, Inc.	5,883	530,294
			1,542,495

QUARTERLY REPORT | MARCH 31, 2026

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
1.27%	HEALTH CARE
	Abbott Laboratories	1,044	$107,187
	Abbvie, Inc.	2,047	445,202
	Alnylam Pharmaceuticals, Inc.(A)	809	267,674
	Amgen, Inc.	3,475	1,222,679
	AstraZeneca plc	3	592
	Dexcom, Inc.(A)	2,467	154,928
	GE Healthcare Technologies	2,849	202,792
	Gilead Sciences, Inc.	7,866	1,096,284
	Idexx Laboratories, Inc.(A)	518	291,059
	Insmed, Inc.(A)	1,231	201,293
	Intuitive Surgical, Inc.(A)	2,259	1,041,376
	Medtronic plc	6,167	534,371
	Regeneron Pharmaceuticals, Inc.	640	494,490
	Vertex Pharmaceuticals(A)	1,607	717,590
			6,777,517

1.27%	INDUSTRIALS
	A O Smith Corp.	7,839	516,904
	Automatic Data Processing, Inc.	5,184	1,053,285
	Axon Enterprise, Inc.(A)	524	222,538
	Cintas Corp.	2,528	427,586
	Copart, Inc.(A)	6,070	201,524
	CSX Corp.	11,852	486,525
	Fastenal Co.	7,280	337,792
	Ferrovial SE	4,506	293,115
	Honeywell International	4,078	921,750
	Illinois Tool Works, Inc.	2,062	536,718
	Old Dominion Freight	1,337	261,250
	PACCAR, Inc.	3,317	383,114
	Paychex, Inc.	2,294	211,323
	Stanley Black & Decker, Inc.	7,566	537,640
	Thomson Reuters Corp.	2,859	257,253
	Verisk Analytics, Inc.	884	167,739
			6,816,056

QUARTERLY REPORT | MARCH 31, 2026

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
10.67%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	2,578	$626,660
	Advanced Micro Devices(A)	10,528	2,141,711
	Analog Devices, Inc.	3,096	984,961
	Apple, Inc.	33,881	8,598,659
	Applied Materials, Inc.	5,165	1,765,345
	AppLovin Corp.(A)	1,924	765,752
	ASML Holding NV	566	747,590
	Atlassian Corp. Class A(A)	977	66,680
	Autodesk, Inc.(A)	1,309	313,375
	Broadcom, Inc.	10,893	3,371,492
	Cadence Design Systems(A)	1,778	494,053
	Cisco Systems, Inc.	26,476	2,054,273
	Cognizant Tech Solutions	3,100	190,185
	CrowdStrike Holdings, Inc.(A)	1,543	602,403
	Datadog, Inc. Class A(A)	2,068	244,127
	Fortinet, Inc.(A)	4,664	381,142
	Intel Corp.(A)	32,091	1,416,176
	International Business Machines Corp.	1,652	400,428
	Intuit, Inc.	1,734	749,747
	KLA Corp.	850	1,251,548
	Lam Research Corp.	8,118	1,734,492
	Marvell Technology, Inc.	5,455	540,318
	Microchip Technology, Inc.	3,338	215,668
	Micron Technology, Inc.	7,893	2,666,571
	Microsoft Corp.	16,847	6,236,254
	Monolithic Power Systems, Inc.	310	338,938
	Nvidia Corp.	55,113	9,611,707
	NXP Semiconductors NV	1,604	315,763
	Palantir Technologies Inc.(A)	14,434	2,111,406
	Palo Alto Networks, Inc.(A)	4,881	782,522
	Qualcomm, Inc.(A)	6,918	890,900
	Roper Technologies, Inc.	666	235,671
	Seagate Technology Holdings plc	1,399	548,072
	Shopify, Inc. Class A(A)	7,566	897,479

QUARTERLY REPORT | MARCH 31, 2026

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	Strategy, Inc. Class A(A)	2,079	$259,459
	Synopsys, Inc.(A)	1,187	470,621
	Texas Instruments, Inc.	5,824	1,130,671
	Western Digital Corp.	2,254	609,684
	Workday, Inc. Class A(A)	1,284	166,817
	Zscaler, Inc.(A)	953	133,696
			57,063,016

3.49%	MATERIALS
	Agnico Eagle Mines Ltd.	7,642	1,551,173
	Air Products and Chemicals, Inc.	369	107,191
	Amcor plc	13,702	544,647
	Anglo American plc	34,776	751,857
	Barrick Mining Corporation	27,582	1,125,070
	BHP Group Ltd.	45,040	3,276,210
	Franco-Nevada Corp.	3,669	906,426
	Freeport-McMoran, Inc.	22,858	1,343,593
	Glencore plc	88,474	1,343,035
	Linde plc	2,996	1,485,297
	Newmont Goldcorp Corp.	18,741	2,028,713
	PPG Industries, Inc.	4,430	473,478
	Rio Tinto plc	20,700	1,931,103
	Solstice Advanced Materials, Inc.	0	19
	Vale SA	50,313	800,480
	Wheaton Precious Metals Corp.	7,741	1,014,148
			18,682,440

1.07%	REAL ESTATE
	AvalonBay Communities, Inc. REIT	1,318	215,295
	CoStar Group, Inc.(A)	2,748	110,854
	Digital Realty Trust, Inc. REIT	2,057	370,692
	Equinix, Inc. REIT	489	479,337
	Equity Residential REIT	2,700	159,705
	Essex Property Trust, Inc. REIT	439	106,238
	Extra Space Storage, Inc. REIT	1,637	214,660

QUARTERLY REPORT | MARCH 31, 2026

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	Invitation Homes, Inc. REIT	4,279	$106,333
	Iron Mountain, Inc. REIT	1,570	160,360
	Kimco Realty Corp. REIT	4,730	106,283
	Mid-America Apartment Communities REIT	869	106,122
	Omega Healthcare Investors, Inc. REIT	2,409	105,562
	Prologis, Inc. REIT	4,824	637,636
	Public Storage REIT	1,187	321,535
	Realty Income Corp. REIT	12,914	790,079
	Simon Property Group, Inc. REIT	2,001	373,247
	Sun Communities, Inc. REIT	846	106,562
	Ventas, Inc. REIT	3,254	266,112
	Vici Properties, Inc. REIT	7,780	212,550
	W. P. Carey, Inc. REIT	1,566	106,425
	Welltower, Inc. REIT	3,498	691,590
			5,747,177

0.47%	UTILITIES
	American Electric Power, Inc.	3,522	461,664
	Consolidated Edison, Inc.	1,275	144,305
	Constellation Energy Corp.	2,548	711,529
	Eversource Energy	7,762	537,751
	Exelon Corp.	6,680	327,454
	Xcel Energy, Inc.	3,980	316,171
			2,498,874

29.95%	TOTAL COMMON STOCKS
	(Cost: $155,117,423)		160,196,128

69.87%	EXCHANGE TRADED FUNDS

4.99%	COMMODITIES
	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,542,190	26,710,731

QUARTERLY REPORT | MARCH 31, 2026

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
5.98%	CORPORATE BONDS
	Vanguard International Corporate Bond Index	386,265	$31,963,429

1.98%	CRYPTO CURRENCY
	Grayscale Bitcoin Mini Trust ETF(A)	353,225	10,593,218

2.02%	EMERGING EX. CHINA
	iShares MSCI Emerging Markets ex China	137,039	10,779,488

3.98%	EMERGING MKT BONDS
	iShares J.P. Morgan USD Emerging Markets Bond ETF	226,560	21,280,781

1.00%	EUROPE
	Franklin FTSE Europe ETF	147,681	5,369,681

3.01%	GOLD
	Sprott Physical Gold Trust(A)	454,474	16,106,559

6.97%	HIGH YIELD BONDS
	Schwab High Yield Bond ETF	1,433,618	37,274,068

2.01%	JAPAN
	Franklin FTSE Japan ETF	297,196	10,752,551

16.99%	LARGE CAP
	BNY Mellon US Large Cap Core Equity ETF	728,287	90,897,500

8.00%	MANAGED FUTURES
	iMGP DBi Managed Futures Strategy ETF	1,383,779	41,720,937
	Simplify DBi CTA Managed Futures Index ETF(A)	42,346	1,071,354
			42,792,291

QUARTERLY REPORT | MARCH 31, 2026

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
10.94%	TREASURIES
	Schwab Long-Term U.S. Treasury ETF	676,157	$21,251,615
	Schwab U.S. TIPS ETF	800,295	21,295,850
	US Treasury 3 Month Bill ETF	320,751	15,992,645
			58,540,110

2.00%	US SMALL CAP
	Vanguard Small-Cap ETF	40,872	10,705,194

69.87%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $369,502,546)		373,765,601

0.11%	MONEY MARKET FUND
	First American Money Market Fund-Institutional Class 3.58%(B)	568,484	568,484
	(Cost: $568,484)

99.93%	TOTAL INVESTMENTS
	(Cost: $525,188,452)		534,530,213
0.07%	Other assets, net of liabilities		392,369
100.00%	NET ASSETS		$534,922,582

(A)Non-income producing

(B)Less than 0.50 shares

(C)Effective 7 day yield as of March 31, 2026.

REIT- Real Estate Investment Trust

QUARTERLY REPORT | MARCH 31, 2026

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Assets
Common Stocks	$160,196,128	$—	$—	$160,196,128
Exchange Traded Funds	373,765,601	—	—	373,765,601
Money Market Fund	568,484	—	—	568,484
	$534,530,213	$—	$—	$534,530,213

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $525,188,452, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$16,815,604
Gross unrealized depreciation	(7,473,843)
Net unrealized appreciation	$9,341,760